CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
(Loss)/Profit for the year	$ (40,270)	$ (100,625)	$ 21,796
Adjustments to reconcile net profit to cash provided by operating activities:
Depreciation	1,896	3,159	2,989
Amortisation	3,303	2,973	2,653
Income tax (credit)/expense	(374)	(8,630)	1,080
Financial income	(3,198)	(3,147)	(13,491)
Financial expense	5,405	5,444	4,063
Share-based payments	928	1,414	1,550
Foreign exchange (gains)/losses on operating cash flows	307	(226)	(2,115)
Loss on disposal or retirement of property, plant and equipment	3	15	15
Movement in inventory provision	2,275	(533)	852
Impairment of inventory		7,405
Impairment of prepayments	1,651	757
Impairment of property, plant and equipment	10,437	9,029
Impairment of intangible assets	29,667	87,673
Provision for closure costs	(1,794)	3,431
Other non-cash items	(728)	4,087	563
Operating cash flows before changes in working capital	9,508	12,226	19,955
Decrease / (increase) in trade and other receivables	306	682	(772)
Increase in inventories	(2,461)	(3,622)	(2,336)
Increase / (decrease) in trade and other payables	2,017	1,270	(3,329)
Cash generated from operations	9,370	10,556	13,518
Interest paid	(53)	(60)	(34)
Interest received	776	901	135
Income taxes paid	(843)	(1,169)	(463)
Net cash generated by operating activities	9,250	10,228	13,156
Cash flows from investing activities
Payments to acquire intangible assets	(10,229)	(16,548)	(19,492)
Acquisition of property, plant and equipment	(4,839)	(4,215)	(7,094)
Licence fees	(1,112)	(1,112)	(1,112)
Net cash used in investing activities	(16,180)	(21,875)	(27,698)
Cash flows from financing activities
Proceeds from issue of ordinary share capital		857	2,943
Share buyback	(7,799)	(9,322)
Expenses paid in connection with share issue and debt financing		(8)	(6)
Dividends paid to equity holders of the parent			(5,099)
Proceeds from issuance of exchangeable notes			115,000
Fees relating to issuance of exchangeable notes			(4,471)
Interest payment on exchangeable notes	(4,600)	(4,600)	(2,198)
Proceeds from new finance leases	51		1,489
Payment of finance lease liabilities	(295)	(282)	(138)
Net cash generated by / (used in) financing activities	(12,643)	(13,355)	107,520
Increase / (Decrease) in cash and cash equivalents and short term investments	(19,573)	(25,002)	92,978
Effects of exchange rate movements on cash held	71	158	(127)
Cash and cash equivalents and short-term investments at beginning of year	77,109	101,953	9,102
Cash and cash equivalents and short term investments at end of year	$ 23,564	$ 77,109	$ 101,953